Cover	Feb. 27, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 27, 2025
Registrant Name	SITIO ROYALTIES CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41585
Entity Tax Identification Number	88-4140242
Entity Address, Address Line One	1401 Lawrence Street
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	640-7620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	STR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001949543